Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)
Schedule of capitalized costs relating to oil and natural gas producing activities

Capitalized costs relating to oil and natural gas producing activities are as follows at December 31 (in thousands):

	2012	2011

Proved oil and natural gas properties	$839,154	$791,737
Unproved oil and natural gas properties	1,264	1,723
	840,418	793,460
Accumulated depletion and depreciation	(324,630)	(274,880)
Net capitalized costs	$515,788	518,580

Schedule of costs incurred in oil and natural gas property acquisition and development activities

Costs incurred in oil and natural gas property acquisition and development activities are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31, 2012	December 31, 2011	November 15, 2011	December 31, 2010

Acquisition of oil and natural gas properties
Proved	$9,795	$56	$392	$105,209
Unproved	—	—	—	—
Development costs	31,598	2,461	48,702	44,680
Total	$41,393	2,517	$49,094	$149,889

Schedule of estimated remaining net proved, proved developed and proved undeveloped oil and natural gas reserves and changes in estimated quantities of net remaining proved reserves

	Oil	NGL	Gas
	(MBbls)	(MBbls)	(MMcf)
Partnership:
Balance, November 16, 2011	—	—	—
Contribution from predecessor	8,730	3,360	113,972
Production	(87)	(32)	(1,086)
Balance, December 31, 2011	8,643	3,328	112,886
Revision of previous estimates	1,172	266	(16,935	)(1)
Extensions and discoveries	546	134	606
Acquisition of minerals in place	—	—	—
Sales of minerals in place	—	—	—
Production	(696)	(287)	(7,942)
Balance, December 31, 2012	9,665	3,441	88,615

(1)         The decrease in natural gas reserves was primarily due to significantly lower natural gas prices during 2012.

	Oil	NGL	Gas
	(MBbls)	(MBbls)	(MMcf)
Predecessor:
Balance, December 31, 2009	5,598	2,580	62,658
Revision of previous estimates	92	315	6,681
Extensions and discoveries	927	438	2,583
Acquisition of minerals in place	40	97	49,560
Sales of minerals in place	(22)	(9)	(594)
Production	(698)	(376)	(11,287)
Balance, December 31, 2010	5,937	3,045	109,601
Revision of previous estimates	126	(196)	10,359
Extensions and discoveries	3,902	1,094	7,243
Acquisition of minerals in place	—	—	—
Sales of minerals in place	(29)	—	(75)
Production	(657)	(269)	(8,606)
Balance, November 15, 2011	9,279	3,674	118,522

Proved developed reserves:
December 31, 2010 (predecessor)	4,970	2,605	105,465
December 31, 2011 (partnership)	6,410	2,580	103,679
December 31, 2012 (partnership)	6,979	2,716	84,747
Proved undeveloped reserves:
December 31, 2010 (predecessor)	967	440	4,136
December 31, 2011 (partnership)	2,233	748	9,207
December 31, 2012 (partnership)	2,686	725	3,868

Schedule of standardized measure of discounted future net cash flows related to interest in proved reserves

The standardized measure of discounted future net cash flows related to our interest in proved reserves as of the periods indicated are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31, 2012	December 31, 2011	November 15, 2011	December 31, 2010

Future cash inflows	$1,267,735	$1,420,166	$1,497,384	$1,039,219
Future costs:
Development	(149,274)	(151,487)	(157,048)	(40,659)
Production	(435,200)	(442,491)	(467,401)	(354,350)
Future net cash flows	683,261	826,188	872,935	644,210
10% discount to reflect timing of cash flows	(358,020)	(435,174)	(454,253)	(295,812)
Standardized measure of discounted future net cash flows	$325,241	$391,014	$418,682	$348,398

Schedule of principal changes in the standardized measure of discounted future net cash flows attributable to proved reserves

The principal changes in the standardized measure of discounted future net cash flows attributable to our proved reserves as of the periods indicated are as follows (in thousands):

	Partnership		Predecessor
	Year Ended	November 16 to	January 1 to	Year Ended
	December 31, 2012	December 31, 2011	November 15, 2011	December 31, 2010

Beginning of period	$391,014	$400,988	$348,398	$192,948
Contribution from predecessor	—	—	—
Purchase of reserves in place	—	—	—	76,007
Sales of reserves in place	—	—	(676)	(535)
Extensions and discoveries, net of future development costs	19,380	—	120,120	46,947
Revisions of quantity estimates	(20,132)	—	17,326	23,467
Changes in future development costs, net	(871)	—	1,125	(5,148)
Development costs incurred that reduce future development costs	12,364	—	4,331	4,013
Net changes in prices	(41,311)	—	15,374	77,696
Oil, natural gas and NGL sales, net of production costs	(60,737)	(9,974)	(96,585)	(82,382)
Changes in timing and other	(13,567)	—	(25,571)	(3,910)
Accretion of discount	39,101	—	34,840	19,295
End of period	$325,241	$391,014	$418,682	$348,398